Note 18 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of income tax rate reconciliation [text block]
	December 31, 2025	December 31, 2024	December 31, 2023
(Loss) income before income taxes	$(133,465)	$(29,447)	$(64,666)
Statutory tax rate	26.5%	26.5%	26.5%
Expected expense (recovery) at statutory rate	(35,368)	(7,804)	(17,136)
Tax rate difference	(1)	(3)	(1)
Share based compensation	328	461	-
Permanent differences	(79)	918	107
Fair value adjustment of USD Warrants	(19,767)	-	-
Net change in benefits previously not recognized	12,713	8,815	17,699
Share issuance costs	(1,412)	(48)	(515)
Book to filing adjustments	1,970	227	(170)
Other comprehensive income (loss)	341	(355)	-
Loss on debt restructuring not recognized	41,468	-	-
Foreign exchange	(199)	(2,385)	-
Other	6	174	16
Income tax expense (recovery)	$-	$-	$-

Disclosure of deferred taxes [text block]
	December 31, 2025	December 31, 2024
Deferred tax liabilities:
Government loan and grant	$(543)	$-
Convertible notes payable	$-	$(4,619)
	$(543)	$(4,619)
Deferred tax assets:
Non-capital loss	$543	$4,619
	543	$4,619
Deferred income tax assets / (liabilities)	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31, 2025	December 31, 2024
Non-capital loss carry-forwards	$103,660	$75,830
Exploration and evaluation properties	19,796	21,459
Property, Plant and Equipment	39,379	43,299
Capital loss carry forward	31,271	27,994
Other	35,911	14,253
Total unrecognized temporary differences	$230,017	$182,835
Year	December 31, 2025	December 31, 2024
2036	$3.231	$-
2037	1,172	33
2038	7,457	384
2039	1,457	1,532
2040	7,150	3,621
2041	14,863	15,094
2042	15,189	15,554
2043	22,889	23,513
2044	9,875	12,555
2045	15,992	-
Total	$99,275	$72,286